Indebtedness - Schedule of Indebtedness (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 3,098,058	$ 3,199,247
Deferred financing costs, prepayment options and loss on repayment	(1,443)	(2,228)
Total	3,096,615	3,197,019
Less: current indebtedness
Long-term indebtedness	3,096,615	3,197,019
Revolving Credit Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	1,889,451	1,882,846
Senior Unsecured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	318,246	390,669
Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	566,728	528,449
Senior Secured Notes One [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 323,633	$ 397,283